SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.SUBSEQUENT EVENTS

Pursuant to the New Share Repurchase Program authorized on April 21, 2023, the Company had repurchased 831,463 ADSs from the open market with cash in the aggregate amount of approximately US$1,153,492 during the period from January 1, 2024 to April 16, 2024.

In addition to open market transactions, the Company repurchased 2,322,796 Class A ordinary shares and 5,453,090 Class A ordinary shares respectively from two institutional investors in privately negotiated transactions for an aggregate purchase price of US$2,903,495 and US$6,816,363, respectively. The Company settled the transactions in January 2024.

On April 23, 2024, the Company announced that its board of directors has authorized a new share repurchase program under which the Company may repurchase up to US$50 million worth of its outstanding (i) American depositary shares (“ADSs”), each representing two Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from April 25, 2024.